Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Operating lease rental expense incurred	$ 2,436	$ 3,418	$ 5,156